Income Taxes (Details) - Schedule of taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Domestic	$ 360	$ 306	$ 97
Foreign	91	101	67
Total	451	407	164
Deferred:
Domestic
Foreign
Total
Income tax expenses	$ 451	$ 407	$ 164